Investor C1 Shares | BlackRock S&P 500 Stock Fund
Fund Overview Key Facts About BlackRock S&P 500 Stock Fund
Investment Objective
BlackRock S&P 500 Stock Fund (the “Fund”), a series of BlackRock Funds III (the “Trust”), seeks to provide investment results that correspond to the total return performance of publicly-traded common stocks in the aggregate, as represented by the Standard & Poor’s 500® Index (“S&P 500 Index”).
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold Investor C1 Shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees -		Investor C1 Shares BlackRock S&P 500 Stock Fund
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)		none
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	[1]	1.00%
[1]	There is no contingent deferred sales charge ("CDSC") on Investor C1 Shares after one year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Investor C1 Shares BlackRock S&P 500 Stock Fund
Management Fee	[1][2]	0.05%
Distribution and/or Service (12b-1) Fees	[1][2]	0.90%
Other Expenses	[1][2]	0.30%
Administration Fees	[1][2]	0.29%
Independent Expenses	[1][2][3]	0.01%
Total Annual Fund Operating Expenses	[1][2]	1.25%
Fee Waivers and/or Expense Reimbursements	[1][2][3]	(0.01%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[1][2][3]	1.24%
[1]	The fees and expenses shown in the table above and the example that follows include the expenses of both the Fund and the Fund's share of the allocated expenses of S&P 500 Stock Master Portfolio (the "Master Portfolio"), a series of Master Investment Portfolio ("MIP"). Management fees are paid by the Master Portfolio.
[2]	Investor Class C1 shares have not yet commenced operations. Therefore, Independent Expenses are based on estimated amounts for the current fiscal year.
[3]	Independent Expenses consist of the Fund's allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to the Fund and the Master Portfolio. BlackRock Advisors, LLC and BlackRock Fund Advisors ("BFA") have contractually agreed to reimburse, or provide offsetting credits to, the Fund and the Master Portfolio, as applicable, for Independent Expenses through August 31, 2013. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to September 1, 2013 without the consent of the Boards of Trustees of the Trust and of MIP.

Example
This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Investor C1 Shares BlackRock S&P 500 Stock Fund	226	396	685	1,510

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - (USD $)	1 Year	3 Years	5 Years	10 Years
Investor C1 Shares BlackRock S&P 500 Stock Fund	126	396	685	1,510

Portfolio Turnover
The Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Master Portfolio’s portfolio turnover rate was 5% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund pursues its investment objective by seeking to replicate the total return performance of the S&P 500 Index, which is composed of 500 selected common stocks, most of which are listed on the New York Stock Exchange (the “NYSE”). The S&P 500 Index is a capitalization-weighted index from a broad range of industries chosen for market size, liquidity and industry group representation. The component stocks are weighted according to the total float-adjusted market value of their outstanding shares (i.e., they are weighted according to the public float which is the total market value of their outstanding shares readily available to the general marketplace for trading purposes). The percentage of the Fund’s assets invested in a given stock is approximately the same as the percentage such stock represents in the S&P 500 Index.

The Fund is managed by determining which securities are to be purchased or sold to reflect, to the extent feasible, the investment characteristics of its benchmark index. Under normal circumstances, at least 90% of the value of the Fund’s assets, plus the amount of any borrowing for investment purposes, is invested in securities comprising the S&P 500 Index.

The Fund is a “feeder” fund that invests all of its investable assets in the Master Portfolio of MIP, which has the same investment objective and strategies as the Fund. All investments are made at the Master Portfolio level. This structure is sometimes called a “master/feeder” structure. The Fund’s investment results will correspond directly to the investment results of the Master Portfolio. For simplicity, the prospectus uses the name of the Fund or the term “Fund” (as applicable) to include the Master Portfolio.
Principal Risks of Investing in the Fund
Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of certain risks of investing in the Fund.
  Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.
  Index Fund Risk — An index fund has operating and other expenses while an index does not. As a result, while the Fund will attempt to track the S&P 500 Index as closely as possible, it will tend to underperform the index to some degree over time. If an index fund is properly correlated to its stated index, the fund will perform poorly when the index performs poorly.
  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Performance Information
The bar chart and table in this section provide some indication of the risks of investing in the Fund by showing the changes in its performance from year to year. Investor C1 Shares have not yet commenced operations as of the date of this prospectus. As a result, the chart and table give you a picture of the long-term performance of the Fund for Class K Shares, which are not offered in this prospectus. The performance of the Fund’s Class K Shares would be substantially similar to the performance of the Investor C1 Shares because the Class K Shares and the Investor C1 Shares are invested in the same portfolio of securities and performance would differ only to the extent that the share classes have different expenses. The actual return of Investor C1 Shares would have been lower than that of Class K Shares because Investor C1 Shares have higher expenses than Class K Shares. The average annual total return table (before and after taxes) compares the Fund’s average annual total return to that of the S&P 500 Index. As with all such investments, past performance (before and after taxes) is not an indication of future results. If BFA and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower.
Class K Shares ANNUAL TOTAL RETURNS BlackRock S&P 500 Stock Fund As of 12/31

During the periods shown in the bar chart, the highest return for a quarter was 15.95% (quarter ended June 30, 2009) and the lowest return for a quarter was -21.81% (quarter ended December 31, 2008). The year-to-date return as of June 30, 2012 was 9.41%.
As of 12/31/11 Average Annual Total Returns
Average Annual Total Returns - Investor C1 Shares BlackRock S&P 500 Stock Fund	1 Year	5 Years	10 Years
Class K Shares	2.00%	(0.32%)	2.79%
Class K Shares Return After Taxes on Distributions	1.61%	(0.69%)	2.40%
Class K Shares Return After Taxes on Distributions and Sale of Fund Shares	1.61%	(0.36%)	2.29%
S&P 500 Index (Reflects no deduction for fees, expenses or taxes)	2.11%	(0.25%)	2.92%

After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.